Commitments and contingencies (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Commitments and contingencies (Details) [Line Items]
Additional expenditure	$ 2.3
Potential tax indemnification	11.0
Potential interest	2.2
Receiver General [Member]
Commitments and contingencies (Details) [Line Items]
Investors deposited	$ 2.4